Performance B.5. Other non-operating (expenses) income, net (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021		Jun. 29, 2022
Disclosure of fair value measurement of assets [line items]
Change in fair value of derivatives		$ 4	$ 12	$ 3
Change in value of put option liability		(2)	(1)	(31)
Exchange gains (losses), net		31	(84)	(42)
Other		3	1	2
Total other non-operating (expenses) income, net		36	(78)	(49)	[1]
Proceeds from disposal of equity investments, net of costs		0	0	163
Gains (losses) on disposals of investments		0	0	15
Telecomunicaciones Digitales, S.A.
Disclosure of fair value measurement of assets [line items]
Percentage of controlling interest acquired						20.00%
Equity Investment In Jumia
Disclosure of fair value measurement of assets [line items]
Change in fair value in investment		0	(6)	0
Equity Investment In HTA
Disclosure of fair value measurement of assets [line items]
Change in fair value in investment		$ 0	$ 0	$ 18
Proceeds from disposal of equity investments, net of costs	$ 163
Gains (losses) on disposals of investments	$ 15

[1]	2023 and 2022 yearly figures are not directly comparable with 2021 yearly figures as Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details.